GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 7 – GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The following is a summary of activity of goodwill for the nine months ended September 30, 2023:

Goodwill
Balances at December 31, 2022	$6,462,153
Impairment of goodwill pertaining to Optilan	(6,568,877)
Foreign exchange translation	106,724
Balances at September 30, 2023	$–

Intangible Assets, Net

On January 1, 2023, the Company revised the estimated useful life of the trade name intangible asset from 25 years to 10 years. Amortization expense for the nine months ended September 30, 2023 and 2022 was $34,225 and $38,271, respectively.

During the three months ended March 31, 2023, the Company recorded impairment of the trade name of $356,260. At September 30, 2023 and December 31, 2022, the carrying value of the intangible assets was $0 and $390,330, respectively.

Patents - Intrusion Detection Intellectual Property

The following is a summary of the DPTI patents:

	September 30,	December 31,
	2023	2022
Patents	$904,269	$904,269
Less: accumulated amortization	(674,665)	(636,394)
Patents, net	$229,604	$267,875

For the nine months ended September 30, 2023 and 2022, the Company amortized $38,271 and $38,271, respectively.